OTHER REAL ESTATE OWNED (Tables)	12 Months Ended
Dec. 31, 2013
OTHER REAL ESTATE OWNED [Abstract]
Valuation allowance for other real estate owned
We periodically review our real estate owned properties and establish valuation allowances on these properties if values have declined since the date of acquisition. An analysis of our valuation allowance for other real estate owned follows:

	2013	2012	2011
	(In thousands)
Balance at beginning of year	$5,958	$14,655	$10,876
Additions charged to expense	2,598	3,769	6,563
Direct write-downs upon sale	(4,509)	(12,466)	(2,784)
Balance at end of year	$4,047	$5,958	$14,655